UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Real Estate Securities Fund

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.9%

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 79.0%

	Diversified – 8.5%

51,990	Abacus Property Group, (2)	$128,204

20	Activia Properties Inc., (2), (WI/DD)	86,562

2,622	Alexander & Baldwin Inc.	59,493

1,741	Cofinimmo SA, (2)	217,264

677	Covivio, (2)	70,690

643	Empire State Realty Trust Inc.	10,680

244	Gecina SA	40,738

15,173	GPT Group, (2)	57,146

21	Hulic Reit Inc., (2)	30,527

1,235	ICADE	114,137

18,775	Lar Espana Real Estate Socimi SA, (3)	191,175

2,257	Liberty Property Trust	95,358

53,859	LondonMetric Property PLC, (2)	124,714

9,986	Merlin Properties Socimi SA, (2), (3)	135,408

86,133	Mirvac Group, (2)	150,130

17,510	Nexus Real Estate Investment Trust	27,248

18,239	Secure Income REIT Plc	93,902

192	Star Asia Investment Corporation, (2)	175,198

8,866	Stockland, (2)	26,633

16,735	Stride Property Group	21,631

1,617	Terreis	80,729

64	Tokyu REIT Inc., (2)	88,451

56,309	Tritax EuroBox PLC, 144A, (3)	77,246

11,301	VEREIT Inc.	82,045

717	Washington Real Estate Investment Trust	21,976
	Total Diversified	2,207,285

	Health Care – 5.1%

1,072	Aedifica SA, (2)	96,663

43,343	Assura PLC, (2)	30,616

8,588	HCP Inc.	226,036

4,243	Healthcare Realty Trust Inc.	124,150

1,237	MedEquities Realty Trust Inc.	12,024

6,112	Medical Properties Trust Inc.	91,130

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

255	National Health Investors Inc.	$19,275

13	NorthWest Healthcare Properties Real Estate Investment Trust	113

50,178	Parkway Life Real Estate Investment Trust, (2)	99,069

8,701	Physicians Realty Trust	146,699

8,724	Target Healthcare REIT Ltd	13,020

8,300	Ventas Inc.	451,354
	Total Health Care	1,310,149

	Hotels & Resorts – 4.6%

3,107	Apple Hospitality REIT, Inc.	54,341

24,747	Concentradora Fibra Hotelera Mexicana SA de CV, 144A	16,173

2,236	DiamondRock Hospitality Company	26,094

11,256	Host Hotels & Resorts Inc.	237,502

119	Ichigo Hotel REIT Investment Corporation, (2)	148,562

104	Japan Hotel REIT Investment Corporation, (2)	75,685

122	LaSalle Hotel Properties	4,220

1,200	MGM Growth Properties LLC	35,388

59	Mori Trust Hotel REIT, Inc., (2), (WI/DD)	73,160

1,141	Pebblebrook Hotel Trust	41,498

12,656	Summit Hotel Properties Inc.	171,235

19,121	Sunstone Hotel Investors Inc.	312,820
	Total Hotels & Resorts	1,196,678

	Industrial – 12.8%

1,655	Americold Realty Trust	41,408

49,869	Ascendas Real Estate Investment Trust, (2)	96,327

9,308	Dream Industrial Real Estate Investment Trust	72,856

20,552	Duke Realty Corporation	583,060

122	EastGroup Properties Inc.	11,666

5,653	First Industrial Realty Trust Inc.	177,504

111,848	Frasers Logistics & Industrial Trust, (2)	87,502

42,583	Goodman Group, (2)	319,440

17,608	Macquarie Mexico Real Estate Management SA de CV	21,104

10,083	Mapletree Industrial Trust, (2)	14,609

212,800	Mapletree Logistics Trust, (2)	191,494

30	Mitsui Fudosan Logistics Park Inc., (2)	84,236

60	Nippon Prologis REIT, Inc., (2)	118,856

46,022	PLA Administradora Industrial S de RL de CV	70,678

8,749	Prologis Inc.	593,095

84,651	Propertylink Group	68,227

47,906	Segro PLC, (2)	398,640

1,088	STAG Industrial Inc.	29,920

Shares	Description (1)	Value

	Industrial (continued)

14,868	Summit Industrial Income REIT	$103,368

3,731	Terreno Realty Corporation	140,659

6,523	WPT Industrial Real Estate Investment Trust	85,451
	Total Industrial	3,310,100

	Mortgage – 0.3%

883	Blackstone Mortgage Trust Inc.	29,589

485	KKR Real Estate Finance Trust Inc.	9,782

1,261	TPG RE Finance Trust Inc.	25,245
	Total Mortgage	64,616

	Office – 13.2%

3,642	Alexandria Real Estate Equities Inc.	458,127

4,532	Allied Properties Real Estate Investment Trust	151,225

343	Alstria office REIT-AG, (2)	5,086

3,753	Boston Properties Inc.	461,957

2,305	Brandywine Realty Trust	36,235

26,516	CapitaLand Commercial Trust, (2)	34,546

42,601	Centuria Metropolitan REIT	77,909

1,394	Columbia Property Trust Inc.	32,954

2,109	Corporate Office Properties Trust	62,912

29,092	Cousins Properties Inc.	258,628

2,228	Derwent London PLC, (2)	82,951

20,194	Dexus, (2)	154,273

2,782	Douglas Emmett Inc.	104,937

597	Dream Office Real Estate Investment Trust	11,181

3,477	Easterly Government Properties Inc.	67,350

1,024	Equity Commonwealth	32,860

134,325	GDI Property Group, (2)	128,202

44,613	Green REIT plc	78,215

3,842	Highwoods Properties Inc.	181,573

8,354	Hudson Pacific Properties Inc.	273,343

53	Ichigo Office REIT Investment, (2)	43,684

15,008	Inmobiliaria Colonial Socimi SA, (2), (3)	155,639

1,350	Kilroy Realty Corporation	96,782

7	Nippon Building Fund Inc., (2)	40,476

2,383	Paramount Group Inc.	35,960

2,770	Piedmont Office Realty Trust Inc.	52,436

833	SL Green Realty Corporation	81,243

1,347	Vornado Realty Trust	98,331

8,897	Workspace Group PLC, (2)	113,790
	Total Office	3,412,805

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	Residential – 11.2%

5,582	American Campus Communities Inc.	$229,755

1,419	American Homes 4 Rent	31,062

3	Apartment Investment & Management Company	132

1,982	AvalonBay Communities Inc.	359,039

4,798	Camden Property Trust	448,949

600	Canadian Apartment Properties REIT	22,153

1,846	Equity LifeStyle Properties Inc.	178,047

2,551	Equity Residential	169,029

1,172	Essex Property Trust Inc.	289,144

19,822	InterRent Real Estate Investment Trust	180,319

3,574	Investors Real Estate Trust	21,373

5,762	Invitation Homes Inc.	132,007

16	Kenedix Residential Next Investment Corporation	24,489

2,088	Killam Apartment Real Estate Investment Trust	26,075

1,084	Mid-America Apartment Communities Inc.	108,595

4,361	Minto Apartment Real Estate Investment Trust	57,633

1	Nippon Accommodations Fund Inc., (2), (WI/DD)	4,453

2,501	Northview Apartment Real Estate Investment Trust	49,646

2,306	Sun Communities Inc.	234,151

6,619	UDR Inc.	267,606

5,551	UNITE Group PLC, (2)	64,568
	Total Residential	2,898,225

	Retail – 13.5%

27	AEON REIT Investment Corporation, (2)	29,051

1,500	Agree Realty Corporation	79,680

14	Alexander’s Inc.	4,806

4,147	Brixmor Property Group Inc.	72,614

900	Crombie Real Estate Investment Trust, (2)	9,065

910	CT Real Estate Investment Trust	9,053

2,248	DDR Corporation	30,101

2,959	Federal Realty Investment Trust	374,225

22,078	Fortune Real Estate Investment Trust, (2)	26,182

47,565	Frasers Centrepoint Trust	78,982

40	Fukuoka REIT Corporation, (2)	61,865

96,515	IGB Real Estate Investment Trust, (2)	39,427

8	Japan Retail Fund Investment Corporation, (2)	14,518

42	Kenedix Retail REIT Corporation, (2)	89,979

686	Klepierre SA, (2)	24,377

45,522	Link REIT, (2)	448,208

2,022	Macerich Company	111,796

Shares	Description (1)	Value

	Retail (continued)

10,892	Mapletree Commercial Trust	$12,828

1,321	National Retail Properties Inc.	59,207

2,712	Realty Income Corporation	154,286

2,439	Regency Centers Corporation	157,730

3,228	Retail Properties of America Inc.	39,349

58,378	Scentre Group, (2)	167,764

4,970	Simon Property Group Inc.	878,448

2,208	Spirit Realty Capital Inc.	17,797

909	Taubman Centers Inc.	54,385

1,142	Unibail-Rodamco-Westfield, (2)	230,052

4,692	Urban Edge Properties	103,599

5	Urstadt Biddle Properties Inc.	106

29,834	Vicinity Centres, (2)	56,602

7,981	Viva Energy REIT, (2)	12,704

926	Weingarten Realty Investors	27,558
	Total Retail	3,476,344

	Specialized – 9.8%

1,774	ARGAN SA	95,776

2,796	CatchMark Timber Trust Inc.	31,958

1,059	CoreSite Realty Corporation	117,697

5,899	CubeSmart	168,298

333	CyrusOne Inc.	21,112

4,053	Digital Realty Trust Inc.	455,881

977	Equinix Inc.	422,934

2,627	Extra Space Storage Inc.	227,603

3,035	Four Corners Property Trust Inc.	77,969

2,041	Gaming and Leisure Properties Inc.	71,945

870	Iron Mountain Inc.	30,032

137,236	Keppel DC REIT, (2)	137,413

320	Life Storage Inc.	30,451

17	National Storage Affiliates Trust	433

1,909	Public Storage	384,912

20,208	Safestore Holdings PLC, (2)	136,868

833	SBA Communications Corporation, (3)	133,805
	Total Specialized	2,545,087
	Total Real Estate Investment Trust Common Stocks (cost $19,813,905)	20,421,289

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS – 19.9%

	Diversified Telecommunication Services – 0.6%

4,787	Cellnex Telecom SA, (2), (3)	$125,550

5,106	Infrastrutture Wireless Italiane SpA, (2)	37,792
	Total Diversified Telecommunication Services	163,342

	Health Care Providers & Services – 0.9%

18,330	Chartwell Retirement Residences	207,758

1,418	Sienna Senior Living Inc.	18,795
	Total Health Care Providers & Services	226,553

	Hotels, Restaurants & Leisure – 0.2%

87	Accor SA, (2)	4,469

314	Hilton Worldwide Holdings Inc.	25,365

290	Hyatt Hotels Corporation	23,081
	Total Hotels, Restaurants & Leisure	52,915

	Household Durables – 0.2%

51,631	Glenveagh Properties PLC, (3)	58,148

	Industrial Conglomerates – 0.1%

7,943	Hopewell Holdings Ltd, (2)	26,144

	IT Services – 0.2%

12,386	NEXTDC Ltd, (2), (3)	58,148

	Real Estate Management & Development – 17.6%

9,484	ADLER Real Estate AG, (2)	167,571

7,635	Aroundtown SA, (2)	68,021

3,566	Catena AB	79,847

19,460	City Developments Limited, (2)	129,742

42,076	CK Asset Holdings Limited, (2)	315,410

99,203	Corporation Inmobiliaria Vesta SAB de CV	152,510

4,411	Deutsche Industrie REIT AG, (3)	53,519

4,366	Deutsche Wohnen SE, (2)	209,706

15,531	Entra ASA, 144A, (2)	223,410

248	Essential Properties Realty Trust Inc.	3,519

19,754	Fabege AB, (2)	273,542

4,676	First Capital Realty Inc.	70,593

2,253	Hulic Company Limited, (2)	22,108

19,085	Keihanshin Building Company Limited, (2)	145,277

9,992	Kenedix Inc., (2), (WI/DD)	57,028

17,891	Kungsleden AB, (2)	131,660

579	LEG Immobilien AG, (2)	68,812

9,944	Mitsui Fudosan Company Limited, (2)	235,184

63,321	New World Development Company Limited, (2)	86,004

Shares	Description (1)	Value

	Real Estate Management & Development (continued)

36,839	Parque Arauco SA	$95,201

3,927	Platzer Fastigheter Holding AB, (2)	27,401

145	PSP Swiss Property AG, (2)	14,057

2,589	Sagax AB	36,297

157,535	Sirius Real Estate Limited, (2)	126,704

12,813	Sumitomo Realty & Development Company Limited, (2)	459,659

30,470	Sun Hung Kai Properties Limited, (2)	442,187

26,783	Swire Properties Limited, (WI/DD)	101,441

4,255	TAG Immobilien AG, (2)	101,381

5,218	VIB Vermoegen AG	139,948

8,205	Vonovia SE, (2)	401,292

14,772	Wharf Real Estate Investment Company Limited, (2)	95,169
	Total Real Estate Management & Development	4,534,200

	Road & Rail – 0.1%

294	Kyushu Railway Company, (2)	8,951

11	Tokyu Corporation, (2)	201
	Total Road & Rail	9,152
	Total Common Stocks (cost $5,225,638)	5,128,602
	Total Long-Term Investments (cost $25,039,543)	25,549,891
	Other Assets Less Liabilities – 1.1%	290,961
	Net Assets – 100%	$25,840,852

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$14,983,760	$5,437,529	$—	$20,421,289
Common Stocks	1,066,022	4,062,580	—	5,128,602
Total	$16,049,782	$9,500,109	$—	$25,549,891

Nuveen Global Real Estate Securities Fund (continued)

Portfolio of Investments    September 30, 2018

(Unaudited)

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio as of September 30, 2018.

Tax cost of investments	$25,039,544
Gross unrealized:
Appreciation	$952,646
Depreciation	(442,299)
Net unrealized appreciation (depreciation) of investments	$510,347

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018